Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,001,332	$ 2,090,386
Ireland
Segment Reporting Information [Line Items]
Revenue	722,902	652,685
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	374,012	390,215
U.S.
Segment Reporting Information [Line Items]
Revenue	671,727	809,485
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 232,691	$ 238,001